Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other liabilities.
Long-term incentive compensation including accruals	$ 61,769	$ 48,707	$ 42,729
General expenses payable	44,714	42,474	42,810
Insurance liabilities	20,488	14,430	12,596
Lease liabilities	$ 14,174	$ 11,896	$ 13,520
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total other liabilities	Total other liabilities	Total other liabilities
Legacy asset recovery incentive compensation including accruals	$ 9,643	$ 12,615
Audit fees payable	2,324	3,372	$ 2,333
Tax payable	2,561
Payable for capital provision assets			256
Total other liabilities	$ 155,673	$ 133,494	$ 114,244